Supplemental Disclosure of Non-cash Financing Activities (Details Textual) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024
Stock Issued During Period, Shares, Warrant Exercise	2,549
Class of Warrant or Right, Exercised	4,000	(3,610,621)